Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Jan. 31, 2015
Commitments and Contingencies
Operating leases	U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2015	$ 139,286	[1]
Operating Leases - Future Minimum Rental Payments 2016	125,458	[1]
Operating Leases - Future Minimum Rental Payments 2017	107,987	[1]
Operating Leases - Future Minimum Rental Payments 2018	90,687	[1]
Operating Leases - Future Minimum Rental Payments 2019	74,640	[1]
Operating Leases - Future Minimum Rental Payments After 2019	740,501	[1]
Operating Leases - Future Minimum Rental Payments Total	1,278,559	[1]
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2015	54,715
Operating Leases - Future Minimum Rental Receipts 2016	44,110
Operating Leases - Future Minimum Rental Receipts 2017	34,780
Operating Leases - Future Minimum Rental Receipts 2018	24,174
Operating Leases - Future Minimum Rental Receipts 2019	12,082
Operating Leases - Future Minimum Rental Receipts After 2019	8,567
Operating Leases - Future Minimum Rental Receipts Total	178,428
Subsequent event | Tower sale - second closing
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments Total			$ 88,400

[1]	*Includes $88.4 million of future lease payments associated with leases transferred in January 2015 per the second closing of the tower sale. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.